Shareholder Report, Holdings (Details)	Oct. 31, 2025
Fidelity International Value Factor ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity International Value Factor ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity International Value Factor ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity International Value Factor ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity International Value Factor ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity International Value Factor ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity International Value Factor ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity International Value Factor ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Value Factor ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity International Value Factor ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity International Value Factor ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Fidelity International Value Factor ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity International Value Factor ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity International Value Factor ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity International Value Factor ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity International Value Factor ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity International Value Factor ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity International Value Factor ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity International Value Factor ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity International Value Factor ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity International Value Factor ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity International Value Factor ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity International Value Factor ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity International Value Factor ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity International Value Factor ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity International Value Factor ETF | France
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity International Value Factor ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity International Value Factor ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity International Value Factor ETF | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity International Value Factor ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity International Value Factor ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity International Value Factor ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity International Value Factor ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity International Multifactor ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity International Multifactor ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity International Multifactor ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity International Multifactor ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Multifactor ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity International Multifactor ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity International Multifactor ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity International Multifactor ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity International Multifactor ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity International Multifactor ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity International Multifactor ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity International Multifactor ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity International Multifactor ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity International Multifactor ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity International Multifactor ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity International Multifactor ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity International Multifactor ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity International Multifactor ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity International Multifactor ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity International Multifactor ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity International Multifactor ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity International Multifactor ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity International Multifactor ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity International Multifactor ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity International Multifactor ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity International Multifactor ETF | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity International Multifactor ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity International Multifactor ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity International Multifactor ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity International Multifactor ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity International Multifactor ETF | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity International Multifactor ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity International Multifactor ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity International High Dividend ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity International High Dividend ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity International High Dividend ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity International High Dividend ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity International High Dividend ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity International High Dividend ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity International High Dividend ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity International High Dividend ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity International High Dividend ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity International High Dividend ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity International High Dividend ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Fidelity International High Dividend ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International High Dividend ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity International High Dividend ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity International High Dividend ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity International High Dividend ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity International High Dividend ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity International High Dividend ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity International High Dividend ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity International High Dividend ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity International High Dividend ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity International High Dividend ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity International High Dividend ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity International High Dividend ETF | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity International High Dividend ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity International High Dividend ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity International High Dividend ETF | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity International High Dividend ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity International High Dividend ETF | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity International High Dividend ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity International High Dividend ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Emerging Markets Multifactor ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Emerging Markets Multifactor ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Emerging Markets Multifactor ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Emerging Markets Multifactor ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Emerging Markets Multifactor ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Emerging Markets Multifactor ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Emerging Markets Multifactor ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Emerging Markets Multifactor ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Emerging Markets Multifactor ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Emerging Markets Multifactor ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Emerging Markets Multifactor ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Emerging Markets Multifactor ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Emerging Markets Multifactor ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Emerging Markets Multifactor ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Emerging Markets Multifactor ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Emerging Markets Multifactor ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Emerging Markets Multifactor ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Emerging Markets Multifactor ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Emerging Markets Multifactor ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Emerging Markets Multifactor ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Emerging Markets Multifactor ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Emerging Markets Multifactor ETF | China
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Fidelity Emerging Markets Multifactor ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Emerging Markets Multifactor ETF | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Emerging Markets Multifactor ETF | India
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Emerging Markets Multifactor ETF | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Emerging Markets Multifactor ETF | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Emerging Markets Multifactor ETF | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Emerging Markets Multifactor ETF | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Emerging Markets Multifactor ETF | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Emerging Markets Multifactor ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Emerging Markets Multifactor ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Emerging Markets Multifactor ETF | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Fundamental Developed International ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Fundamental Developed International ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Fundamental Developed International ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Fundamental Developed International ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Fundamental Developed International ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Fundamental Developed International ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Fundamental Developed International ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Fundamental Developed International ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Fundamental Developed International ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Fundamental Developed International ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Fundamental Developed International ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Fundamental Developed International ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Fundamental Developed International ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Fundamental Developed International ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Fundamental Developed International ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Fundamental Developed International ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Fundamental Developed International ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Fundamental Developed International ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Fundamental Developed International ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Fundamental Developed International ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Fundamental Developed International ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Fundamental Developed International ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Fundamental Developed International ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Fundamental Developed International ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Fundamental Developed International ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Fundamental Developed International ETF | France
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Fundamental Developed International ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Fundamental Developed International ETF | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Fundamental Developed International ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Fundamental Developed International ETF | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Fundamental Developed International ETF | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Fundamental Developed International ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Fundamental Developed International ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Fundamental Global ex US ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Fundamental Global ex US ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Fundamental Global ex US ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Fundamental Global ex US ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Fundamental Global ex US ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Fundamental Global ex US ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Fundamental Global ex US ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Fundamental Global ex US ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Fundamental Global ex US ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Fundamental Global ex US ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Fundamental Global ex US ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Fundamental Global ex US ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Fundamental Global ex US ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Fundamental Global ex US ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Fundamental Global ex US ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Fundamental Global ex US ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Fundamental Global ex US ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Fundamental Global ex US ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Fundamental Global ex US ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Fundamental Global ex US ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Fundamental Global ex US ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Fundamental Global ex US ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Fundamental Global ex US ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Fundamental Global ex US ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Fundamental Global ex US ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Fundamental Global ex US ETF | France
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Fundamental Global ex US ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Fundamental Global ex US ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Fundamental Global ex US ETF | China
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Fundamental Global ex US ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Fundamental Global ex US ETF | India
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Fundamental Global ex US ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Fundamental Global ex US ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Fundamental Emerging Markets ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Fundamental Emerging Markets ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Fundamental Emerging Markets ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Fundamental Emerging Markets ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Fundamental Emerging Markets ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Fundamental Emerging Markets ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Fundamental Emerging Markets ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Fundamental Emerging Markets ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Fundamental Emerging Markets ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Fundamental Emerging Markets ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Fundamental Emerging Markets ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Fundamental Emerging Markets ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Fidelity Fundamental Emerging Markets ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Fundamental Emerging Markets ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Fundamental Emerging Markets ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Fundamental Emerging Markets ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Fundamental Emerging Markets ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Fundamental Emerging Markets ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Fundamental Emerging Markets ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Fundamental Emerging Markets ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Fundamental Emerging Markets ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Fundamental Emerging Markets ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Fundamental Emerging Markets ETF | China
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Fidelity Fundamental Emerging Markets ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Fundamental Emerging Markets ETF | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Fundamental Emerging Markets ETF | India
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Fundamental Emerging Markets ETF | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Fundamental Emerging Markets ETF | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Fundamental Emerging Markets ETF | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Fundamental Emerging Markets ETF | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Fundamental Emerging Markets ETF | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Fundamental Emerging Markets ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Fundamental Emerging Markets ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%